Borrowings	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Borrowings

Note 7 Borrowings

	Jun 30, 2026			Dec 31, 2025

	Current	Non- Current	Total	Current	Non- Current	Total

Secured
Bank loans	781,458	25,775,322	26,556,780	1,065,885	30,833,234	31,899,119
Total secured borrowings	781,458	25,775,322	26,556,780	1,065,885	30,833,234	31,899,119

Unsecured
Convertible Notes (note 8)	58,557,977	-	58,557,977	60,715,628	-	60,715,628
Other loans	-	-	-	288,626	945,325	1,233,951

Total unsecured borrowings	58,557,977	-	58,557,977	61,004,254	945,325	61,949,579

Total borrowings	59,339,435	25,775,322	85,114,757	62,070,139	31,778,559	93,848,698

During the year ended December 31, 2025, a subsidiary of the Company that is the primary holder of the PNC Loan was not compliant with the debt service coverage ratio due to the allocation of rent and related expenses from a related subsidiary of the Company that is also consolidated.

While the subsidiary has not yet received written confirmation from the lender confirming compliance, based on the latest financial data and the resulting calculations and ratios, management believes the subsidiary is in compliance with the previously breached debt service ratio and all other applicable loan covenants as of the half-year ended June 30, 2026.